Right-of-use Assets and Lease Liabilities (Details 2)	Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
2021	$ 861,043
Not later than one year [member]
IfrsStatementLineItems [Line Items]
2021	171,759
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
2021	167,374
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
2021	170,672
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
2021	173,970
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
2021	$ 177,268